Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between “compensation actually paid” to our PEO and to our other non-PEOs
and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
We were not a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act prior to 2021, and as such, we have not included any information in this table for 2020.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2))	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($) (5)	Adjusted EBITDA (in thousands)
					Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)(4))*
2022	3,904,952	(656,152)	1,364,774	33,782	22.65	32.76	(246,100)	400,137
2021	8,054,480	7,141,567	2,051,237	1,519,953	77.83	78.33	18,032	384,581

(1)	The PEO for all covered years was Kim Rivers. The non-PEOs NEOs in 2022 were Alex D’Amico, Eric Powers, Timothy Morey and Kyle Landrum. The non-PEO NEOs in 2021 were Alex D’Amico and Eric Powers.
(2)
Amounts reported in this column are based on total compensation reported for our PEO and our non-PEO
NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. For purposes of the Company’s 2021 cumulative TSR, the measurement period begins on the date that the Company became a reporting company in 2021

(4)
Competitor peer group is composed of the following companies: Cresco Labs Inc.; Curaleaf Holdings Inc. and Green Thumb Industries Inc. Verano Holdings Corp. is not included in the above peer group as they were not a public reporting company until 2021. Amounts reported in this column represent cumulative returns on an initial $100 investment in each peer group company on December 31, 2020.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The non-PEOs NEOs in 2022 were Alex D’Amico, Eric Powers, Timothy Morey and Kyle Landrum. The non-PEO NEOs in 2021 were Alex D’Amico and Eric Powers.
Peer Group Issuers, Footnote [Text Block]	Competitor peer group is composed of the following companies: Cresco Labs Inc.; Curaleaf Holdings Inc. and Green Thumb Industries Inc. Verano Holdings Corp. is not included in the above peer group as they were not a public reporting company until 2021. Amounts reported in this column represent cumulative returns on an initial $100 investment in each peer group company on December 31, 2020.
PEO Total Compensation Amount	$ 3,904,952	$ 8,054,480
PEO Actually Paid Compensation Amount	$ (656,152)	7,141,567
Adjustment To PEO Compensation, Footnote [Text Block]

	2021		2022
	CEO	Other NEOs	CEO	Other NEOs
Summary Compensation Table Reported Compensation	$8,054,480	$2,051,237	$3,904,952	$1,364,774
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$3,754,929	$1,251,494	$3,165,513	$880,406
Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$0	$0	$0	$0
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$2,782,597	$883,033	$622,085	$173,017
Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$0	$0	($1,216,647)	($383,200)
Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$627,230	$196,056	$181,287	$50,420
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	($567,810)	($358,879)	($982,316)	($290,822)

Total Compensation Actually Paid	$7,141,567	$1,519,953	($656,152)	$33,782

Non-PEO NEO Average Total Compensation Amount	$ 1,364,774	2,051,237
Non-PEO NEO Average Compensation Actually Paid Amount	$ 33,782	1,519,953
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2021		2022
	CEO	Other NEOs	CEO	Other NEOs
Summary Compensation Table Reported Compensation	$8,054,480	$2,051,237	$3,904,952	$1,364,774
Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY (b)	$3,754,929	$1,251,494	$3,165,513	$880,406
Deduct: For any awards granted in any prior FY that were forfeited during the covered FY, the fair value at the end of the prior FY	$0	$0	$0	$0
Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY	$2,782,597	$883,033	$622,085	$173,017
Add: The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY	$0	$0	($1,216,647)	($383,200)
Add: For awards that are granted and vest in the same FY, the fair value as of the vesting date	$627,230	$196,056	$181,287	$50,420
Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	($567,810)	($358,879)	($982,316)	($290,822)

Total Compensation Actually Paid	$7,141,567	$1,519,953	($656,152)	$33,782

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid, Trulieve Cumulative TSR and Peer Group Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR and cumulative TSR of our peer group over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s net income (loss) over the two most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s Adjusted EBITDA over the two most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid, Trulieve Cumulative TSR and Peer Group Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR and cumulative TSR of our peer group over the two most recently completed fiscal years.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. At this time, we only use two specific financial measures for purposes of determining “compensation actually paid.” As a result, we are not able to, as stipulated by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
provide at least three financial performance measures that in our assessment represent the most important performance measures we use to link “compensation actually paid” to our named executive officers to company performance for 2022. The most important financial performance measures used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:

Most Important Measures Linking Trulieve NEO Pay to Company Performance
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 22.65	77.83
Peer Group Total Shareholder Return Amount	32.76	78.33
Net Income (Loss)	$ (246,100,000)	$ 18,032,000
Company Selected Measure Amount	400,137,000	384,581,000
PEO Name	Kim Rivers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Grant date fair values of equity awards reported in Stock Awards column of the SCT for the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,165,513	$ 3,754,929
PEO [Member] | For any awards granted in any prior FY that were forfeited during the covered FY the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	622,085	2,782,597
PEO [Member] | The change in fair value whether positive or negative as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,216,647)	0
PEO [Member] | For awards that are granted and vest in the same FY, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,287	627,230
PEO [Member] | The change in fair value whether positive or negative as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(982,316)	(567,810)
Non-PEO NEO [Member] | Grant date fair values of equity awards reported in Stock Awards column of the SCT for the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	880,406	1,251,494
Non-PEO NEO [Member] | For any awards granted in any prior FY that were forfeited during the covered FY the fair value at the end of the prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair values as of the end of the covered FY of all equity awards granted during the covered FY that are outstanding and unvested as of the end of such covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,017	883,033
Non-PEO NEO [Member] | The change in fair value whether positive or negative as of the end of the covered FY of any equity awards granted in any prior FY that are outstanding and unvested as of the end of such covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(383,200)	0
Non-PEO NEO [Member] | For awards that are granted and vest in the same FY, the fair value as of the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,420	196,056
Non-PEO NEO [Member] | The change in fair value whether positive or negative as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (290,822)	$ (358,879)